Reinsurance - Effects of Reinsurance on Premiums and Policy Fees and Contract Charges (Details) - USD ($) $ in Millions	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2016	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Direct:
Total direct		$ 753.8	$ 1,085.8	$ 969.8
Total assumed		0.3	1.2	0.9
Ceded:
Total ceded		(36.6)	(73.7)	(71.2)
Total premiums		717.5	1,013.3	899.5
Policy fees and contract charges:
Direct life insurance and investment-type		220.8	318.4	278.0
Ceded life insurance and investment-type		(8.1)	(15.0)	(12.4)
Total policy fees and contract charges		212.7	303.4	265.6
Total premiums and other amounts assessed to policyholders		$ 930.2	$ 1,316.7	$ 1,165.1
Total premiums and other amounts assessed to policyholders		0.03%	0.09%	0.08%
Predecessor Company
Direct:
Total direct	$ 67.4
Total assumed	0.0
Ceded:
Total ceded	(6.2)
Total premiums	61.2
Policy fees and contract charges:
Direct life insurance and investment-type	18.0
Ceded life insurance and investment-type	(0.4)
Total policy fees and contract charges	17.6
Total premiums and other amounts assessed to policyholders	$ 78.8
Total premiums and other amounts assessed to policyholders	0.00%
Accident and health insurance
Direct:
Total direct		$ 626.3	$ 879.9	$ 798.7
Ceded:
Total ceded		(0.6)	(27.4)	(26.4)
Accident and health insurance | Predecessor Company
Direct:
Total direct	$ 56.7
Ceded:
Total ceded	(4.0)
Life insurance
Direct:
Total direct		127.5	205.9	171.1
Ceded:
Total ceded		$ (36.0)	$ (46.3)	$ (44.8)
Life insurance | Predecessor Company
Direct:
Total direct	10.7
Ceded:
Total ceded	$ (2.2)